Submission	May 12, 2025
Submission [Line Items]
Central Index Key	0000030554
Registrant Name	EIDP, INC.
Registration File Number	333-287099-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A